Capital and Reserves (Details Textual) - CHF (SFr)						1 Months Ended						6 Months Ended		12 Months Ended
	Aug. 09, 2019	May 15, 2019	May 02, 2018	Mar. 13, 2018	Oct. 10, 2017	Nov. 30, 2018	Jul. 17, 2018	Jan. 31, 2018	Jan. 30, 2018	Jan. 23, 2018	Feb. 21, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	May 01, 2019	Dec. 11, 2018	Nov. 27, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Nominal value (in CHF per share)															SFr 0.40
Reverse share split, description				(ii) all references to the Company's common shares as of, and after, March 13, 2018 and prior to the Redomestication refer to the common shares of Auris Medical (Switzerland) (having a nominal value of CHF 0.02 per share (pre-2019 Reverse Share Split)) after the 10:1 "reverse share split" effected through the Merger, (iii) all references to the Company's common shares as of, and after, the Redomestication on March 18, 2019 refer to the common shares of Auris Medical (Bermuda) (having a par value of CHF 0.02 per share
Description of public offering		The Company completed a public offering of (i) 440,000 common shares with a par value of CHF 0.40 each, together with warrants to purchase 440,000 common shares, and (ii) 1,721,280 pre-funded warrants, with each pre-funded warrant exercisable for one common share, together with warrants to purchase 1,721,280 common shares, including 110,000 common shares and warrants to purchase 110,000 common shares sold pursuant to a partial exercise by the underwriters of the underwriters' over-allotment option (the "May 2019 Registered Offering"). The exercise price for the pre-funded warrants is CHF 0.01 per common share and for the warrants is CHF 4.34. The net proceeds to us from the May 2019 Registered Offering were approximately $7.6 million, after deducting underwriting discounts and other offering expenses payable by us.					The Company completed a public offering of 897,435 common shares with a nominal value of CHF 0.40 each, Series A warrants each entitling its holder to purchase 0.35 of a common share for an aggregate of 314,102 common shares, and Series B warrants entitling its holder to purchase 0.25 of a common share for an aggregate of 224,358 common shares (the “July 2018 Registered Offering”). The exercise price for both series Warrants at the time of the July 2018 Registered Offering was CHF 7.80 per common share. In accordance with the terms of certain Series B warrants, the exercise price for certain Series B warrants was reduced to CHF 3.95 following the 2019 May Registered Offering. The net proceeds to the Company from the July 2018 Registered Offering were approximately CHF 6.2 million, after deducting underwriting discounts and other offering expenses payable by us.				In connection with a public offering of 62,499 common shares, the Company issued 50,000 warrants, each warrant entitling its holder to purchase 0.70 of a common share at an exercise price of $240 per common share. Additionally, the underwriter was granted a 30-day option to purchase up to 7,500 additional common shares and/or 7,500 additional warrants, of which the underwriter partially exercised its option for 6,750 warrants.
Transaction costs		SFr 868,296					SFr 851,692	SFr 654,985
Proceeds from issue of ordinary shares	SFr 1,300,000					SFr 25,000,000		341,226
Common shares sold	129,790															165,750	165,750
Aggregate purchase price																SFr 1,600,000	SFr 1,600,000
Fair value of warrants issued												SFr 44,326		SFr 215,572
Changes in fair value of warrants issued												SFr 171,246
Description of purchase agreements			The Company entered into a purchase agreement (the "2018 Commitment Purchase Agreement") and a registration rights agreement (the "2018 Registration Rights Agreement") with Lincoln Park Capital Fund, LLC ("LPC"). Pursuant to the 2018 Commitment Purchase Agreement, LPC agreed to purchase common shares for up to $10,000,000 over the 30-month term of the 2018 Commitment Purchase Agreement. As of August [9], 2019, the Company has issued an aggregate of 117,500 common shares for aggregate proceeds of CHF 1.2 million to LPC under the 2018 Commitment Purchase Agreement. The 2018 Commitment Purchase Agreement replaces the 2017 Commitment Purchase Agreement, which was terminated as a result of the Merger. Under the 2017 Commitment Purchase Agreement, LPC agreed to subscribe for up to $13,500,000 common shares and prior to its termination, the Company had issued an aggregate of 130,000 common shares for aggregate proceeds of CHF 1.7 million to LPC under the 2017 Commitment Purchase Agreement.
Finance cost								SFr 313,760
Bottom of range [member]
Statement Line Items [Line Items]
Nominal value (in CHF per share)												SFr 0.02
LPC Agreement [Member]
Statement Line Items [Line Items]
Description of purchase agreements			The Company had transaction costs amounting to CHF 349,907. The payment of CHF 252,351 in order to give the Company the option to require LPC to purchase common shares was recorded as a derivative financial instrument and classified as a non-current asset, and CHF 97,556 to finance expense in the statement of profit or loss and comprehensive loss.
Warrants [Member]
Statement Line Items [Line Items]
Fair value of warrants issued												SFr 73,237
Changes in fair value of warrants issued												SFr 216,413		289,651
Fair value of warrants, description												The fair value of the warrants amounted to CHF 21,723. Therefore, the fair value decreased by the total amount of CHF 144,578 in the current year (fair value as of December 31, 2018: CHF 166,301). Since its initial recognition, the fair value decreased by CHF 5,068,740, resulting in a gain in the corresponding amount (fair value as of February 21, 2017: CHF 5,090,463).
Warrants [Member]
Statement Line Items [Line Items]
Fair value of warrants issued												SFr 21,723
Changes in fair value of warrants issued												SFr 144,578		SFr 166,301
Warrants [Member]
Statement Line Items [Line Items]
Transaction costs							108,809
Proceeds from issue of ordinary shares									SFr 4,500,000
Issuance initial public offering									62,499
Nominal value per share									SFr 0.40
Warrants total									37,499
Warrants exercisable									37,499
Warrants exercise price per common share									SFr 100
2017 Commitment Purchase Agreement [Member]
Statement Line Items [Line Items]
Common shares sold										300,000
Maximum subscribe of common shares					SFr 13,500,000
Common shares aggregate amount										SFr 136,077
Share Capital [Member]
Statement Line Items [Line Items]
Nominal value (in CHF per share)												SFr 0.40
Common shares outstanding (in shares)												3,267,228	305,869
Share issue related cost												SFr 1,306,891	SFr 122,347
Reverse share split, description				The number of shares were reduced by the ratio of 10 to 1 (resulting in a "reverse share split"). The nominal value per Auris OldCo share compared to Auris NewCo share went from CHF 0.40 to CHF 0.02 (pre-Reverse Share Split). This resulted in a reduction of share capital and in a concurrent increase in share premium, totaling to CHF 24,347,208, presented in the statement of changes in equity in the line reorganization of group structure.
Common Shares [member]
Statement Line Items [Line Items]
Common shares outstanding (in shares)												3,267,228	305,869	1,775,839				2,418,695
Transaction costs							SFr 742,833